Weighted-Average Assumptions used to Determine Benefit Obligations and Net Periodic Postretirement Cost (Detail) - Postretirement Benefits	12 Months Ended
	May 31, 2018	May 31, 2017	May 31, 2016
U.S. Plans
Health Care Cost Trend Rates Assumptions [Line Items]
Year-End Benefit Obligations, Discount rate	4.03%	3.61%
Year-End Benefit Obligations, Current healthcare cost trend rate	7.86%	14.75%
Year-End Benefit Obligations, Ultimate healthcare cost trend rate	4.36%	4.36%
Year-End Benefit Obligation, Year ultimate healthcare cost trend rate will be realized	2037	2037
Net Periodic Postretirement Cost, Discount rate	3.61%	3.76%	3.95%
Net Periodic Postretirement Cost, Healthcare cost trend rate	14.75%	10.37%	11.34%
Net Periodic Postretirement Cost, Ultimate healthcare cost trend rate	4.36%	4.36%	4.50%
Net Periodic Postretirement Cost, Year ultimate healthcare cost trend rate will be realized	2037	2037	2029
Non-U.S. Plans
Health Care Cost Trend Rates Assumptions [Line Items]
Year-End Benefit Obligations, Discount rate	3.70%	3.61%
Year-End Benefit Obligations, Current healthcare cost trend rate	6.02%	5.85%
Year-End Benefit Obligations, Ultimate healthcare cost trend rate	4.20%	4.20%
Year-End Benefit Obligation, Year ultimate healthcare cost trend rate will be realized	2032	2030
Net Periodic Postretirement Cost, Discount rate	3.61%	3.92%	4.00%
Net Periodic Postretirement Cost, Healthcare cost trend rate	5.85%	5.98%	6.06%
Net Periodic Postretirement Cost, Ultimate healthcare cost trend rate	4.20%	4.20%	4.20%
Net Periodic Postretirement Cost, Year ultimate healthcare cost trend rate will be realized	2030	2030	2030